Leases (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 3,260
2024	3,024
2025	2,674
2026	2,653
2027	2,185
Thereafter	7,830
Total operating lease payments	21,626
Less: imputed interest	1,802
Total	$ 19,824